UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2013

Date of Reporting Period: 12/31/2012

Item 1. Schedule of Investments.

	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF December 31, 2012

SHARES OR
PRINCIPAL
AMOUNT			VALUE
------------		-	--------------
COMMON STOCKS -- 93.88%
	Consumer Discretionary - Durables &
	Apparel -- 2.81%
582,014	Polaris Industries Inc.		$ 48,976,478
			--------------
	Consumer Discretionary -
	Retailing -- 14.93%
1,428,600	Aaron's, Inc.		40,400,808
849,100	Jos. A. Bank Clothiers, Inc. *		36,154,678
2,038,018	LKQ Corporation *		43,002,180
642,476	O'Reilly Automotive, Inc. *		57,450,204
866,160	Penske Automotive Group, Inc.		26,062,755
654,786	Sally Beauty Company, Inc. *		15,433,306
775,000	Signet Jewelers Limited		41,385,000
			--------------
			259,888,931
			--------------
	Consumer Staples - Food & Staples
	Retailing -- 4.15%
1,950,000	Walgreen Co.		72,169,500
			--------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 3.62%
450,000	Philip Morris International Inc.		37,638,000
835,537	Seneca Foods Corporation - Class A *		25,400,325
			--------------
			63,038,325
			--------------
	Energy -- 6.42%
250,000	Apache Corporation		19,625,000
682,761	Kinder Morgan Management, LLC *		51,521,145
1,150,000	Kinder Morgan, Inc.		40,629,500
			--------------
			111,775,645
			--------------
	Financials - Banks -- 2.06%
1,050,000	Wells Fargo & Company		35,889,000
			--------------
	Financials - Diversified -- 7.39%
653,520	Affiliated Managers Group, Inc. *		85,055,628
1,834,785	Leucadia National Corporation		43,649,535
			--------------
			128,705,163
			--------------
	Financials - Insurance -- 5.16%
845,000	Aon plc		46,982,000
1,050,000	Loews Corporation		42,787,500
			--------------
			89,769,500
			--------------
	Financials - Real Estate -- 1.95%
1,550,000	CBRE Group Inc. *		30,845,000
309,908	Cohen & Steers Quality Income Realty
	Fund, Inc.		3,148,665
			--------------
			33,993,665
			--------------
	Health Care - Equipment &
	Services -- 6.37%
270,000	C.R. Bard, Inc.		26,389,800
607,500	Covidien plc		35,077,050
293,127	DaVita HealthCare Partners Inc. *		32,399,327
265,100	Sirona Dental Systems, Inc. *		17,088,346
			--------------
			110,954,523
			--------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 12.71%
750,000	Gilead Sciences, Inc. *		55,087,500
154,400	Mettler-Toledo International Inc. *		29,845,520
825,688	Thermo Fisher Scientific Inc.		52,662,381
1,400,000	Valeant Pharmaceuticals
	International, Inc. *		83,678,000
			--------------

		221,273,401
		--------------
	Industrials - Capital Goods -- 9.79%
500,000	A.O. Smith Corporation	31,535,000
721,100	Snap-on Incorporated	56,959,689
278,910	W.W. Grainger, Inc.	56,443,017
668,095	Woodward Inc.	25,474,462
		--------------
		170,412,168
		--------------
	Industrials - Commercial & Professional
	Services -- 2.29%
1,353,000	Copart, Inc. *	39,913,500
		--------------
	Information Technology - Software &
	Services -- 6.07%
241,700	Fiserv, Inc. *	19,101,551
130,000	MasterCard Incorporated - Class A	63,866,400
425,700	Solera Holdings, Inc.	22,762,179
		--------------
		105,730,130
		--------------
	Materials -- 8.16%
700,000	AptarGroup, Inc.	33,404,000
1,250,000	Ball Corporation	55,937,500
948,224	Stepan Company	52,664,361
		--------------
		142,005,861
		--------------
	TOTAL COMMON STOCKS
	(cost $1,007,248,992)	1,634,495,790
		--------------
SHORT-TERM INVESTMENTS -- 6.15%
	Commercial Paper - 5.85%
$5,000,000	Integrys Energy Group, Inc.
	01/02/13, 0.42%	5,000,000
3,775,000	Marriott International, Inc.
	01/02/13, 0.33%	3,775,000
7,275,000	General Mills, Inc. 01/03/13, 0.29%	7,274,941
4,350,000	Bemis Company, Inc. 01/04/13, 0.33%	4,349,920
250,000	UnitedHealth Group Incorporated
	01/04/13, 0.27%	249,996
5,350,000	General Mills, Inc. 01/07/13, 0.33%	5,349,755
2,500,000	Nissan Motor Acceptance Corporation
	01/07/13, 0.38%	2,499,868
2,140,000	Consolidated Edison Company of
	New York, Inc. 01/08/13, 0.28%	2,139,900
6,425,000	Nissan Motor Acceptance Corporation
	01/08/13, 0.40%	6,424,572
3,000,000	Devon Energy Corporation
	01/09/13, 0.25%	2,999,854
2,500,000	Hewlett-Packard Company 01/10/13, 0.43%	2,499,761
3,000,000	Integrys Energy Group, Inc.
	01/10/13, 0.40%	2,999,733
3,758,000	UnitedHealth Group Incorporated
	01/10/13, 0.32%	3,757,733
1,375,000	Valspar Corporation (The)
	01/10/13, 0.33%	1,374,899
1,150,000	Integrys Energy Group, Inc.
	01/11/13, 0.39%	1,149,888
2,500,000	Nissan Motor Acceptance Corporation
	01/11/13, 0.40%	2,499,750
3,000,000	Nissan Motor Acceptance Corporation
	01/14/13, 0.40%	2,999,600
5,000,000	General Mills, Inc. 01/15/13, 0.25%	4,999,549
3,000,000	Bacardi-Martini B.V. 01/16/13, 0.41%	2,999,522
1,100,000	Integrys Energy Group, Inc.
	01/17/13, 0.39%	1,099,821
4,000,000	H.J. Heinz Finance Company
	01/18/13, 0.25%	3,999,556
3,025,000	McGraw-Hill Companies, Inc. (The)
	01/18/13, 0.38%	3,024,489
7,000,000	H.J. Heinz Finance Company
	01/22/13, 0.25%	6,999,028
4,200,000	H.J. Heinz Finance Company
	01/22/13, 0.35%	4,199,183
3,000,000	Marriott International, Inc.
	01/23/13, 0.32%	2,999,440
500,000	Marriott International, Inc.
	01/23/13, 0.35%	499,898
2,400,000	McGraw-Hill Companies, Inc. (The)
	01/23/13, 0.40%	2,399,440
5,450,000	Hitachi Capital America Corp.
	01/25/13, 0.45%	5,448,433

1,925,000	Hitachi Capital America Corp.
	01/28/13, 0.45%	1,924,374
3,975,000	UnitedHealth Group Incorporated
	01/28/13, 0.23%	3,974,340
		--------------
		101,912,243
		--------------
	Variable Rate Security - 0.30%
5,234,031	Fidelity Institutional Money Market
	Fund - Class I	5,234,031
		--------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $107,146,274)	107,146,274
		--------------
	TOTAL SECURITY HOLDINGS
	(cost $1,114,395,266) - 100.03%	1,741,642,064
		--------------

	LIABILITIES, NET OF OTHER ASSETS - (0.03)%	(512,287)
		--------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$1,741,129,777
		--------------
		--------------

% Of net assets.
* Non-income producing.

As of December 31, 2012, investment cost for federal tax purposes was $1,114,349,175 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$638,830,412
Unrealized depreciation	(11,537,523)
------------
Net unrealized appreciation	$627,292,889
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -
Common Stocks(1)	$1,634,495,790
Level 2 -
Commercial Paper	101,912,243
Variable Rate Security	5,234,031
Level 3 -
None	-
--------------
Total	$1,741,642,064
--------------
--------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 02/08/2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 02/08/2013

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 02/08/2013